Borrowings - Narrative (Details) - USD ($) $ in Thousands								12 Months Ended
	Sep. 07, 2021	Aug. 20, 2021	Jun. 19, 2021	May 13, 2021	Mar. 18, 2021	Apr. 20, 2020	Aug. 16, 2019	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Gain on PPP loan forgiveness								$ 2,297	$ 0
Borrowing amount outstanding								$ 0	$ 5,577
Silicon Valley Bank credit facility | Secured Debt
Line of Credit Facility [Line Items]
Loan amount							$ 4,000
Principal payment extension term						6 months
Principal payments on bank loans	$ 2,333
Silicon Valley Bank credit facility | Secured Debt | Interest Rate Option Two
Line of Credit Facility [Line Items]
Interest rate							5.50%
Silicon Valley Bank credit facility | Secured Debt | Prime Rate | Interest Rate Option One
Line of Credit Facility [Line Items]
Basis spread on variable rate							0.75%
Paycheck Protection Program (PPP) Loan | Loans Payable | Principal
Line of Credit Facility [Line Items]
Gain on PPP loan forgiveness			$ 2,270
Paycheck Protection Program (PPP) Loan | Loans Payable | Interest
Line of Credit Facility [Line Items]
Gain on PPP loan forgiveness			$ 27
Financing Facility | Silicon Valley Bank Financing Facility
Line of Credit Facility [Line Items]
Maximum capacity					$ 10,000
Interest rate					8.00%
Repayments for financing facility, including interest		$ 10,540
Financing Facility | Silicon Valley Bank Financing Facility, First Advance
Line of Credit Facility [Line Items]
Maximum capacity					$ 4,000
Amount drawn					4,000
Financing Facility | Silicon Valley Bank Financing Facility, Second Advance
Line of Credit Facility [Line Items]
Maximum capacity					$ 6,000
Amount drawn				$ 6,000